Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (172,354)	$ (153,267)	$ (78,208)
Total equipment, net	417,642	436,729	501,436
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	132,513	132,513	132,513
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	283,065	283,065	275,423
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	77,601	77,601	74,891
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 96,817	$ 96,817	$ 96,817